UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1701 Duke Street, Suite 250
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA February 7, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 122

Form 13F Information Table Value Total: 1,550,920 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 12/31/11


Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				  Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole  Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------  ----- ------ -----  ----   -----    ----



AGCO Corp.                   COMMON    001084102         1215     15780 SH       X                  15,780              0
Aaron's Inc.                 COMMON    002535300        32878   1232318 SH       X                 919,272        313,046
Acme Packet Inc.             COMMON    004764106        32943   1051293 SH       X                 798,230        253,063
AeroVironment Inc.           COMMON    008073108        31110    988547 SH       X                 744,226        244,321
Allergan, Inc.               COMMON    018490102         1379     23163 SH       X                  23,163              0
American Express Co.         COMMON    025816109         1492     23743 SH       X                  23,743              0
Amerigroup Corp.             COMMON    03073T102        26406    446961 SH       X                 336,687        110,274
Analogic Corp.               COMMON    032657207        35550    620200 SH       X                 467,742        152,458
Apple Inc.                   COMMON    037833100         1170     20523 SH       X                  20,523              0
Arcos Dorados Holdings Inc.  COMMON    G0457F107          535     26057 SH       X                  26,057              0
Athenahealth Inc.            COMMON    04685W103        34951    711547 SH       X                 541,997        169,550
Atwood Oceanics Inc.         COMMON    050095108        29294    736216 SH       X                 556,257        179,959
BJ's Restaurants Inc.        COMMON    09180C106        30257    667631 SH       X                 499,856        167,775
Bank of the Ozarks           COMMON    063904106        42247   1425804 SH       X               1,075,421        350,383
Berkshire Hathaway Inc Del CL B NEW    084670702         1326     23407 SH       X                  23,407              0
Bill Barrett Corp.           COMMON    06846N104        17888    525030 SH       X                 394,926        130,104
Boeing Co.                   COMMON    097023105         1492     20338 SH       X                  20,338              0
CarMax Inc.                  COMMON    143130102         1109     25660 SH       X                  25,660              0
Ceragon Networks Ltd.        COMMON    M22013102        16054   2084986 SH       X               1,567,098        517,888
Chicago Bridge & Iron Co. NY REG SH    167250109        34538    913696 SH       X                 685,675        228,021
Cintas Corp.                 COMMON    172908105         1295     27567 SH       X                  27,567              0
Cisco Systems Inc.           COMMON    17275R102         1007     45390 SH       X                  45,390              0
Coinstar Inc.                COMMON    19259P300        33434    732562 SH       X                 551,499        181,063
Colfax Corp.                 COMMON    194014106        43995   1556701 SH       X               1,185,330        371,371
Colonial PPTYS TR    COM SH BEN INT    195872106        33729   1616935 SH       X               1,219,032        397,903
CommVault Systems Inc.       COMMON    204166102        31600    739702 SH       X                 550,030        189,672
Comstock Resources Inc.      COMMON    205768203        25284   1652525 SH       X               1,246,011        406,514
Contango Oil & Gas Co.       COMMON    21075N204        24816    426543 SH       X                 321,231        105,312
DaVita Inc.                  COMMON    23918K108         1365     29373 SH       X                  29,373              0
Danaher Corp.                COMMON    235851102         1243     53262 SH       X                  53,262              0
DeVry Inc.                   COMMON    251893103         1187     27439 SH       X                  27,439              0
Dell Inc.                    COMMON    24702R101         1067     51853 SH       X                  51,853              0
DemandTec Inc.               COMMON    24802R506        11831    898324 SH       X                 683,979        214,345
DexCom Inc.                  COMMON    252131107          810     87045 SH       X                  65,553         21,492
E.W. Scripps                 COMMON    811054402        23934   2987958 SH       X               2,227,391        760,567
EMC Corp.                    COMMON    268648102            0        10 SH       X                      10              0
EOG Resources Inc.           COMMON    26875P101         1545     17720 SH       X                  17,720              0
East West Bancorp. Inc.      COMMON    27579R104        34887   1766449 SH       X               1,331,858        434,591
Exxon Mobil Corp.            COMMON    30231G102         1703     18573 SH       X                  18,573              0
F5 Networks Inc.             COMMON    315616102          912      9382 SH       X                   9,382              0
FACTSET RESH SYS INC         COMMON    303075105          934      9563 SH       X                   9,563              0
SELECT SECTOR SPDR TR  SBI INT-FINL    81369Y605            5       420 SH       X                     420              0
Fluor Corp.                  COMMON    343412102         1112     22106 SH       X                  22,106              0
Forward Air Corp.            COMMON    349853101        30497    951539 SH       X                 709,777        241,762
Franklin Electric Co.        COMMON    353514102        31584    725079 SH       X                 545,949        179,130
Franklin Resources Inc.      COMMON    354613101         1332      6073 SH       X                   6,073              0
GAMCO Investors Inc.         COMMON    361438104         9544    219450 SH       X                 181,283         38,167
Glacier Bancorp              COMMON    37637Q105        19334   1607170 SH       X               1,211,325        395,845
Global Geophysical Svcs Inc  COMMON    37946S107         5343    795062 SH       X                 599,115        195,947
Google Inc.                  COMMON    38259P508         1456     16226 SH       X                  16,226              0
Grand Canyon Education Inc.  COMMON    38526M106        28052   1757625 SH       X               1,324,681        432,944
Harman Intl Inds Inc         COMMON    413086109        28995    762232 SH       X                 574,429        187,803
Health Mgmt Assoc Inc New    CL A      421933102        22906   3107939 SH       X               2,342,000        765,939
Home Depot Inc.              COMMON    437076102         1132     24970 SH       X                  24,970              0
IBERIABANK Corp.             COMMON    450828108        33230    673163 SH       X                 510,227        162,936
SELECT SECTOR SPDR TR  SBI INT-INDS    81369Y704           11       320 SH       X                     320              0
Ixia                         COMMON    45071R109        25553   2431331 SH       X               1,831,648        599,683
JPMorgan Chase & Co.         COMMON    46625H100         1295     40120 SH       X                  40,120              0
Johnson & Johnson            COMMON    478160104         1489     22700 SH       X                  22,700              0
Johnson Controls Inc.        COMMON    478366107         1349     41816 SH       X                  41,816              0
Kraft Foods Inc.             CL A      50075N104         1261     33622 SH       X                  33,622              0
LaSalle Hotel Pptys  COM SH BEN INT    517942108        35716   1475272 SH       X               1,111,219        364,053
McCormick & Co. Inc.         COMMON    579780206         1079     29794 SH       X                  29,794              0
Meru Networks Inc.           COMMON    59047Q103         3954    957416 SH       X                 783,252        174,164
MetLife Inc.                 COMMON    59156R108         1096     35147 SH       X                  35,147              0
Monsanto Co.                 COMMON    61166W101         1055     17695 SH       X                  17,695              0
Morningstar Inc.             COMMON    617700109        36559    613441 SH       X                 462,697        150,744
Mosaic Co.                   COMMON    61945C103         1223     22177 SH       X                  22,177              0
NETGEAR Inc.                 COMMON    64111Q104        36601   1090278 SH       X                 818,615        271,663
NVIDIA Corp.                 COMMON    67066G104            0         7 SH       X                       7              0
Occidental Petroleum Corp.   COMMON    674599105         1199     18046 SH       X                  18,046              0
Overseas Shipholding Group I COMMON    690368105         5714    522759 SH       X                 393,629        129,130
Philip Morris International  COMMON    718172109         1346     15750 SH       X                  15,750              0
Precision Drilling Corp. INTLCOMMON    74022D308        29667   2891553 SH       X               2,176,560        714,993
PROSHARES TR II      ULTRASHRT EURO    74347W882           13       655 SH       X                     655              0
PROSHARES TR       PSHS ULTSH 20YRS    74347R297            9       515 SH       X                     515              0
PROSHARES TR         ULSH MSCI EURP    74348A301            5       110 SH       X                     110              0
Range Resources Corp.        COMMON    75281A109         1345     19055 SH       X                  19,055              0
Raymond James Financial Inc. COMMON    754730109          936     41100 SH       X                  41,100              0
Red Robin Gourmet Burgers IncCOMMON    75689M101        22230    802517 SH       X                 604,803        197,714
Research In Motion Ltd.      COMMON    760975102          926     40274 SH       X                  40,274              0
RightNow Technologies Inc.   COMMON    76657R106        10139    237275 SH       X                 178,324         58,951
Riverbed Technology Inc.     COMMON    768573107         1182     33592 SH       X                  33,592              0
Rosetta Stone Inc.           COMMON    777780107            0        11 SH       X                      11              0
Royal Gold Inc.              COMMON    780287108         7104    105355 SH       X                  79,172         26,183
ISHARES TR             RUSSELL 1000    464287622          685     25623 SH       X                  25,623              0
ISHARES TR             RUSSELL 2000    464287655         6504     88195 SH       X                  24,372         63,823
SPDR SERIES TRUST      S&P REGL BKG    78464a698          764     31280 SH       X                  20,627         10,653
SeaChange International Inc. COMMON    811699107        14457   2056496 SH       X               1,678,141        378,355
Smith Micro Software Inc.    COMMON    832154108            0        45 SH       X                      45              0
Southwestern Energy Co.      COMMON    845467109          931     29157 SH       X                  29,157              0
Select Sector SPDR   SBI INT-ENERGY    81369Y506            6        85 SH       X                      85              0
Stifel Financial Corp.       COMMON    860630102        34881   1088339 SH       X                 820,421        267,918
SuccessFactors Inc.          COMMON    864596101        15903    398876 SH       X                 121,138        277,738
T. Rowe Price Group Inc.     COMMON    74144T108         1228     26005 SH       X                  26,005              0
SELECT SECTOR SPDR TR    TECHNOLOGY    81369Y803            5       205 SH       X                     205              0
Teleflex Inc.                COMMON    879369106        33048    539211 SH       X                 407,217        131,994
Terex Corp.                  COMMON    880779103        19307   1429059 SH       X               1,077,719        351,340
Teva Pharmaceutical Inds Ltd ADR       881624209         1250     26323 SH       X                  26,323              0
Texas Roadhouse Inc.         COMMON    882681109        26176   1756808 SH       X               1,329,686        427,122
The Advisory Board Co.       COMMON    00762W107        39273    527847 SH       X                 402,339        125,508
Corporate Executive Brd Co   COMMON    21988R102        35670    936211 SH       X                 698,661        237,550
Treehouse Foods Inc.         COMMON    89469A104        36716    561577 SH       X                 419,064        142,513
UMB Financial Corp.          COMMON    902788108        33024    886559 SH       X                 667,808        218,751
United Natural Foods Inc.    COMMON    911163103        31306    782462 SH       X                 584,771        197,691
United States Natural Gas    COMMON    912318102            3       440 SH       X                     440              0
United Therapeutics Corp.    COMMON    91307C102        23242    491899 SH       X                 370,270        121,629
VANGUARD SPECIALIZED P  DIV APP ETF    921908844           16       295 SH       X                     295              0
VASCO DATA SEC INTL INC      COMMON    92230Y104        16585   2543729 SH       X               2,079,654        464,075
Wabtec Corp.                 COMMON    929740108        31579    451449 SH       X                 339,255        112,194
Websense Inc.                COMMON    947684106        25719   1373140 SH       X               1,032,256        340,884
Westlake Chemical Corp.      COMMON    960413102        27530    684150 SH       X                 515,208        168,942
iShares TR           DJ SEL DIV INX    464287168            3        65 SH       X                      65              0
Boeing Co.                   CALL      097023905           18        42 SH       X                      42              0
Boeing Co.                   CALL      097023905           17        29 SH       X                      29              0
Cisco Sys Inc.               CALL      17275R902           69       439 SH       X                     439              0
Dell Inc.                    CALL      24702R901            0       351 SH       X                     351              0
JPMorgan Chase & Co.         CALL      46625H900            0       123 SH       X                     123              0
JPMorgan Chase & Co.         CALL      46625H900            1        50 SH       X                      50              0
Johnson & Johnson            CALL      478160904            1       209 SH       X                     209              0
Johnson & Johnson            CALL      478160904           13        63 SH       X                      63              0
MetLife Inc.                 CALL      59156R908            0       111 SH       X                     111              0

                                                   $1,550,920


